FINANCIAL RISK MANAGEMENT - Disclosure of Maturities of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Subordinated liabilities		£ 9,242
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	£ 33,448	24,997
Customer deposits and repurchase agreements	449,394	434,569
Financial liabilities at fair value through profit or loss	6,537	6,831
Debt securities in issue	48,724	59,293
Subordinated liabilities	8,658	9,242	£ 12,586
Derivative financial instruments	4,643	8,228
Interest expense	1,884	3,096	3,878
The Group | Undated subordinated liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Interest expense	19	23
The Group | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	35,239	28,941
Customer deposits and repurchase agreements	450,470	434,748
Financial liabilities at fair value through profit or loss	6,593	12,038
Debt securities in issue	50,700	64,852
Lease liabilities	1,631	1,612
Subordinated liabilities	11,536	11,621
Total non-derivative financial liabilities	556,169	553,812
Derivative financial instruments	4,050	6,079
The Group | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	23,652	37,750
The Group | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	22,734	36,960
The Group | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	918	790
The Group | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,132	5,289
The Group | Up to 1 month | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	1,930	7,369
Customer deposits and repurchase agreements	439,550	413,374
Financial liabilities at fair value through profit or loss	81	40
Debt securities in issue	4,367	5,019
Lease liabilities	2	10
Subordinated liabilities	30	81
Total non-derivative financial liabilities	445,960	425,893
Derivative financial instruments	2,769	5,211
The Group | Up to 1 month | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,577	4,358
The Group | Up to 1 month | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,462	3,795
The Group | Up to 1 month | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	115	563
The Group | Up to 1 month | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,654	4,648
The Group | 1-3 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	477	1,564
Customer deposits and repurchase agreements	1,616	9,871
Financial liabilities at fair value through profit or loss	21	45
Debt securities in issue	5,307	5,195
Lease liabilities	61	51
Subordinated liabilities	39	69
Total non-derivative financial liabilities	7,521	16,795
Derivative financial instruments	127	513
The Group | 1-3 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	573	4,818
The Group | 1-3 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	425	4,312
The Group | 1-3 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	148	506
The Group | 1-3 months | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	(21)	7
The Group | 3-12 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	202	72
Customer deposits and repurchase agreements	3,689	5,366
Financial liabilities at fair value through profit or loss	242	141
Debt securities in issue	8,603	9,706
Lease liabilities	158	174
Subordinated liabilities	370	3,609
Total non-derivative financial liabilities	13,264	19,068
Derivative financial instruments	58	207
The Group | 3-12 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,232	4,390
The Group | 3-12 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,168	4,272
The Group | 3-12 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	64	118
The Group | 3-12 months | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	(6)	89
The Group | 1-5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	32,407	19,438
Customer deposits and repurchase agreements	5,046	5,542
Financial liabilities at fair value through profit or loss	1,572	1,702
Debt securities in issue	27,715	33,338
Lease liabilities	578	626
Subordinated liabilities	5,418	4,261
Total non-derivative financial liabilities	72,736	64,907
Derivative financial instruments	480	307
The Group | 1-5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	11,280	15,787
The Group | 1-5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	10,945	15,696
The Group | 1-5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	335	91
The Group | 1-5 years | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	145	216
The Group | Over 5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	223	498
Customer deposits and repurchase agreements	569	595
Financial liabilities at fair value through profit or loss	4,677	10,110
Debt securities in issue	4,708	11,594
Lease liabilities	832	751
Subordinated liabilities	5,679	3,601
Total non-derivative financial liabilities	16,688	27,149
Derivative financial instruments	616	(159)
The Group | Over 5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,990	8,397
The Group | Over 5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,734	8,885
The Group | Over 5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	256	(488)
The Group | Over 5 years | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	360	329
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	2,825	10,304
Customer deposits and repurchase agreements	268,704	264,473
Financial liabilities at fair value through profit or loss	9,821	7,907
Debt securities in issue	38,439	48,109
Subordinated liabilities	7,907	7,751	£ 9,909
Derivative financial instruments	6,102	11,072
The Bank | Undated subordinated liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Interest expense	12	16
The Bank | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	3,456	10,399
Customer deposits and repurchase agreements	269,489	264,462
Financial liabilities at fair value through profit or loss	6,561	11,992
Debt securities in issue	40,306	52,422
Lease liabilities	850	903
Subordinated liabilities	10,327	9,654
Total non-derivative financial liabilities	330,989	349,832
Derivative financial instruments	3,407	5,072
The Bank | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	21,675	33,562
The Bank | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	20,831	32,737
The Bank | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	844	825
The Bank | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,563	4,247
The Bank | Up to 1 month | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	1,921	7,353
Customer deposits and repurchase agreements	266,536	254,667
Financial liabilities at fair value through profit or loss	81	40
Debt securities in issue	3,802	4,502
Lease liabilities	1	1
Subordinated liabilities	9	9
Total non-derivative financial liabilities	272,350	266,572
Derivative financial instruments	2,218	4,361
The Bank | Up to 1 month | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,545	3,881
The Bank | Up to 1 month | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,452	3,405
The Bank | Up to 1 month | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	93	476
The Bank | Up to 1 month | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	2,125	3,885
The Bank | 1-3 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	467	1,562
Customer deposits and repurchase agreements	1,065	7,185
Financial liabilities at fair value through profit or loss	21	45
Debt securities in issue	4,559	4,200
Lease liabilities	32	34
Subordinated liabilities	17	43
Total non-derivative financial liabilities	6,161	13,069
Derivative financial instruments	116	451
The Bank | 1-3 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	544	4,737
The Bank | 1-3 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	407	4,291
The Bank | 1-3 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	137	446
The Bank | 1-3 months | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	(21)	5
The Bank | 3-12 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	31	15
Customer deposits and repurchase agreements	691	1,334
Financial liabilities at fair value through profit or loss	242	141
Debt securities in issue	5,426	6,404
Lease liabilities	83	97
Subordinated liabilities	339	3,069
Total non-derivative financial liabilities	6,812	11,060
Derivative financial instruments	52	100
The Bank | 3-12 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,827	3,433
The Bank | 3-12 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,769	3,336
The Bank | 3-12 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	58	97
The Bank | 3-12 months | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	(6)	3
The Bank | 1-5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	813	1,108
Customer deposits and repurchase agreements	765	819
Financial liabilities at fair value through profit or loss	1,572	1,701
Debt securities in issue	22,704	27,908
Lease liabilities	300	326
Subordinated liabilities	4,708	3,517
Total non-derivative financial liabilities	30,862	35,379
Derivative financial instruments	453	244
The Bank | 1-5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	10,416	15,174
The Bank | 1-5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	10,108	15,076
The Bank | 1-5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	308	98
The Bank | 1-5 years | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	145	146
The Bank | Over 5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks and repurchase agreements	224	361
Customer deposits and repurchase agreements	432	457
Financial liabilities at fair value through profit or loss	4,645	10,065
Debt securities in issue	3,815	9,408
Lease liabilities	434	445
Subordinated liabilities	5,254	3,016
Total non-derivative financial liabilities	14,804	23,752
Derivative financial instruments	568	(84)
The Bank | Over 5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,343	6,337
The Bank | Over 5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,095	6,629
The Bank | Over 5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	248	(292)
The Bank | Over 5 years | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 320	£ 208